Accrued Expenses - Related Party	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses - Related Party

NOTE 11–ACCRUED EXPENSES – RELATED PARTY

At March 31, 2021, the Company was obligated to pay $36,808 in accrued expenses due to a related party. Of the total, $28,965 was made up of accounts payable, while $7,843 was made up of accrued salaries.

At March 31, 2020, the Company was obligated to pay $252,607 in accrued expenses due to related parties. Of the total, $38,954 was made up of accounts payable, while $213,653 was made up of accrued salaries.